NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended				4 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Net income attributable to common stockholders-basic
Net income	$ 6,258,699				$ (7,620,693)	$ (7,620,693)
Net income attributable to common stockholders - basic	6,246,558					(7,642,153)
Net income attributable to common stockholders-diluted
Net income	6,258,699				$ (7,620,693)	$ (7,620,693)
OLD PlayStudios, Inc.
Net income attributable to common stockholders-basic
Net income	5,918,000		$ 5,492,000				$ 12,807,000	[1],[2]	$ 13,614,000	[1],[2]	$ 2,822,000	[1],[2]
Income allocated to participating preferred stock	(4,000,000)		(3,838,000)				(6,822,000)		(7,174,000)		(5,087,000)
Net income attributable to common stockholders - basic	1,918,000	[3]	1,654,000	[3]			5,985,000	[4]	6,440,000	[4]	3,367,000	[4]
Net income attributable to common stockholders-diluted
Net income	5,918,000		5,492,000				12,807,000	[1],[2]	13,614,000	[1],[2]	2,822,000	[1],[2]
Income allocated to participating preferred stock	(3,819,000)		(3,763,000)				(6,387,000)		(6,945,000)		(4,977,000)
Net income attributable to common stockholders - diluted	$ 2,099,000	[3]	$ 1,729,000	[3]			$ 6,420,000	[4]	$ 6,669,000	[4]	$ 3,477,000	[4]
Weighted average shares of common stock outstanding
Basic weighted average shares of common stock outstanding	239,946		236,367				236,118,856		234,070,277		229,409,649
Dilutive effect of weighted average stock options	61,020		25,822				43,951,931		19,704,926		17,459,421
Dilutive weighted average shares of common stock outstanding	305,007		264,323				283,067,558		255,453,583		248,179,915
Net income attributable to common stockholders per share
Basic	$ 0.01		$ 0.01				$ 0.03		$ 0.03		$ 0.01
Diluted	$ 0.01		$ 0.01				$ 0.02		$ 0.03		$ 0.01
OLD PlayStudios, Inc. | Series A
Weighted average shares of common stock outstanding
Dilutive effect of weighted average warrants	539		483				509,959		466,040		452,308
OLD PlayStudios, Inc. | Series B
Weighted average shares of common stock outstanding
Dilutive effect of weighted average warrants	1,167		715				930,400		579,050		469,189
OLD PlayStudios, Inc. | Series C-1
Weighted average shares of common stock outstanding
Dilutive effect of weighted average warrants	1,938		936				1,413,452		633,290		389,348
OLD PlayStudios, Inc. | Series C
Weighted average shares of common stock outstanding
Dilutive effect of weighted average warrants	397						142,960

[1]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, International. As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[2]	As further discussed in Note 13, a related party held a noncontrolling interest in the Company’s subsidiary, PlayStudios International Limited (“International”). As International incurred losses prior to the Company’s purchase of the noncontrolling interest in 2018 and losses of International were not allocable to the noncontrolling interest, net and comprehensive losses of International were not allocated to the noncontrolling interest.
[3]	Refer to Note 17 for determination of net income attributable to common stockholders versus participating preferred stockholders.
[4]	Refer to Note 15 for determination of net come attributable to common stockholders versus participating preferred stockholders, including discussion of deemed contributions related to the redemption of preferred NCI and the associated impact on 2018 net income attributable to common stockholders.